FUND PROFILE

                                                            PIMCO All Asset Fund
                                                      Institutional Class Shares
                                                                February 2, 2004


                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

   The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

   The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds: Pacific Investment Management Series ("Trust") except the All Asset All Authority Fund. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS Short Strategy Funds, the Fund may invest in these Funds in the future, without the need for shareholder approval, at the discretion of the Fund's asset allocation sub-adviser. The Fund is a "fund of funds" which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The PIMCO Funds in which the Fund may invest are called Underlying Funds in this Profile. The Fund invests in shares of the Underlying Funds and does not invest directly in stocks and bonds of other issuers. Please see "Underlying Funds" below for information about their investment styles and primary investments.

   Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund's assets broadly among the Underlying Funds.

   The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund's investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund's combined investments in the International StocksPLUS TR Strategy, StocksPLUS and StocksPLUS Total Return Funds normally will not exceed 50% of its total assets. In addition, the Fund's combined investments in the CommodityRealReturnStrategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

   The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

   The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature.

   In addition to the Underlying Funds, the Fund may invest in additional PIMCO Funds created in the future at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval.

   Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

   You could lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o ALLOCATION RISK: The Fund's asset allocation sub-adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that the asset allocation sub-adviser's allocation techniques will produce the desired results. It is possible that that Fund's asset allocation sub-adviser will focus on an Underlying Fund that performs poorly or underperforms other funds in various market conditions.

o UNDERLYING FUND RISK: Because the Fund invests all of its assets in the Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

   Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the Fund's net asset value, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in an Underlying Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: An Underlying Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), and may be subject to greater levels of interest rate, credit and liquidity risk than Underlying Funds that do not invest in such securities. These securities are considered predomi nately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund's ability to sell these securities (liquidity risk).

o MARKET RISK: The value of securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When an Underlying Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o COMMODITY RISK: An Underlying Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When an Underlying Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fundinvestments in a foreign country.

o EUROPEAN CONCENTRATION RISK: When an Underlying Fund concentrates its investments in Europe, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be signifi cantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

o REAL ESTATE RISK: When an Underlying Fund invests in real estate-linked derivative instruments, it is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in economic conditions, supply and demand, interest rates, zoning laws, limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust ("REIT") is subject to additional risks, such as poor performance by the manager of the REIT, limited diversification, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that an Underlying Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When an Underlying Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Underlying Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because an Underlying Fund may be non- diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

o LEVERAGING RISK: An Underlying Fund may engage in transactions that give rise to a form of leverage. Leverage may cause an Underlying Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

o SMALLER COMPANY RISK: The general risks associated with securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o CALIFORNIA STATE-SPECIFIC RISK: An Underlying Fund's investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes limit the taxing and spending authority of California governmental agencies. While California's economy is broad, it may be sensitive to economic problems affecting those industries concentrated in California.

o NEW YORK STATE-SPECIFIC RISK: An Underlying Fund's investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Underlying Fund. The growth rate of New York has at times been somewhat slower than the nation overall.

UNDERLYING FUNDS

   The following provides a general description of the investment objectives, main investments and other information about the Underlying Funds.


                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                                                                       NON-U.S.
                                                                                                                       DENOMINATED
                                     MAIN INVESTMENTS                            DURATION          CREDIT QUALITY(1)   SECURITIES(2)
------------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION  MONEY MARKET         Money market instruments                    <90 days dollar-  Min 95% Prime 1;    0%
BOND FUNDS                                                                       - weighted        <5% Prime 2
                                                                                 average maturity  -
                --------------------------------------------------------------------------------------------------------------------
                SHORT TERM           Money market instruments and short          0-1 year          B to Aaa; max       0-5%
                                     maturity fixed income securities                              10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION         Short maturity fixed income securities      1-3 years         B to Aaa; max       0-20%
                                                                                                   10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION II      Short maturity fixed income securities      1-3 years         A to Aaa            0%
                                     with quality and non-U.S. issuer
                                     restrictions
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION III     Short maturity fixed income securities      1-3 years         B to Aaa; max       0-20%
                                     firms engaged in socially with                                10% below Baa
                                     prohibitions on sensitive practices
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE    GNMA                 Short and intermediate maturity             1-7 years         Baa to Aaa; max     0%
DURATION                             mortgage-related fixed income securities                      10% below Aaa
BOND FUNDS                           issued by the Government National
                                     Mortgage Association
                --------------------------------------------------------------------------------------------------------------------
                MODERATE DURATION    Short and intermediate maturity fixed       2-5 years         B to Aaa; max       0-20%
                                     income securities                                             10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN         Intermediate maturity fixed income          3-6 years         B to Aaa; max       0-20%
                                     securities                                                    10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN II      Intermediate maturity fixed income          3-6 years         Baa to Aaa          0%
                                     securities with quality and non-U.S.
                                     issuer restrictions
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN III     Intermediate maturity fixed income          3-6 years         B to Aaa; max       0-20%
                                     securities with prohibitions on firms                         10% below Baa
                                     engaged in socially sensitive practices
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN         Short and intermediate maturity             1-7 years         Baa to Aaa; max     0%
                MORTGAGE             mortgage-related fixed income securities                      10% below Aaa
                --------------------------------------------------------------------------------------------------------------------
                INVESTMENT GRADE     Corporate fixed income securities           3-7 years         B to Aaa; max       0-20%
                CORPORATE BOND                                                                     10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                HIGH YIELD           Higher yielding fixed income securities     2-6 years         B to Aaa; min       0-15%(3)
                                                                                                   80% below Baa
                --------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED INCOME   Investment grade corporate, high yield      3-8 years         Max 10% below B     0-20%
                                     and emerging market fixed income
                                     securities
------------------------------------------------------------------------------------------------------------------------------------
LONG DURATION   LONG-TERM            Long-term maturity fixed income securities  >8 years          A to Aaa            0%
BOND FUNDS      U.S. GOVERNMENT                                                  -
------------------------------------------------------------------------------------------------------------------------------------
REAL RETURN     REAL RETURN          Inflation-indexed fixed income securities   +/- 2 years       B to Aaa; max       0-20%
STRATEGY FUNDS                                                                   of its Index      10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                REAL RETURN II       Inflation-indexed fixed income securities   +/- 2 years       Baa to Aaa          0%
                                     with quality and non-U.S. denominated       of its Index
                                     restrictions
                --------------------------------------------------------------------------------------------------------------------
                REAL RETURN ASSET    Inflation-indexed fixed income securities   +/- 3 years       B to Aaa; max       0-30%
                                     of its Index                                20% below Baa
                --------------------------------------------------------------------------------------------------------------------
                COMMODITYREALRETURN  Commodity-linked derivatives backed         0-10 years        B to Aaa; max       0-20%
                STRATEGY             by a portfolio of inflation-indexed                           10% below Baa
                                     and other fixed income securities
                --------------------------------------------------------------------------------------------------------------------
                REALESTATEREALRETURN Real estate-linked derivative instruments   0-10 years        B to Aaa; max       0-20%
                STRATEGY             backed by a portfolio of inflation-indexed                    10% below Baa
                                     and other fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT      SHORT DURATION       Short to intermediate maturity municipal    0-3 years         Baa to Aaa          0%
BOND FUNDS      MUNICIPAL INCOME     securities (exempt from federal
                                     income tax)
                --------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BOND       Intermediate to long-term maturity          3-10 years        Ba to Aaa; max      0%
                                     municipal securities (exempt from federal                     10% below Baa
                                     income tax)
                --------------------------------------------------------------------------------------------------------------------
                CALIFORNIA           Intermediate maturity municipal securities  3-7 years         B to Aaa; max       0%
                INTERMEDIATE         (exempt from federal and California                           10% below Baa
                MUNICIPAL BOND       income tax)
                --------------------------------------------------------------------------------------------------------------------
                CALIFORNIA           Intermediate to long-term maturity          3-12 years        B to Aaa; max       0%
                MUNICIPAL BOND       municipal securities (exempt from federal                     10% below Baa
                                     and California income tax)
                --------------------------------------------------------------------------------------------------------------------
                NEW YORK             Intermediate to long-term maturity          3-12 years        B to Aaa; max       0%
                MUNICIPAL BOND       municipal securities (exempt from                             10% below Baa
                                     federal and New York income tax)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL   GLOBAL BOND          U.S. and non-U.S. intermediate maturity     3-7 years         B to Aaa; max       25-75%(4)
BOND FUNDS                           fixed income securities                                       10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                GLOBAL BOND II       U.S. and hedged non-U.S. intermediate       3-7 years         B to Aaa; max       25-75%(4)
                                     maturity fixed income securities                              10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                FOREIGN BOND         Intermediate maturity hedged non-U.S.       3-7 years         B to Aaa; max       >80%(4)
                                     fixed income securities                                       10% below Baa       -
                --------------------------------------------------------------------------------------------------------------------
                EMERGING MARKETS     Emerging market fixed income securities     0-8 years         Max 15% below B     >80%(4)
                BOND                                                                                                   -
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE     CONVERTIBLE          Convertible securities                      N/A               Caa to Aaa; max     0-20%(4)
FUNDS                                                                                              40% below Baa
                                                                                                   and 10% below B
                --------------------------------------------------------------------------------------------------------------------
                EUROPEAN             European convertible securities             N/A               B to Aaa; max       >80%(5)
                CONVERTIBLE                                                                        30% below Baa       -
------------------------------------------------------------------------------------------------------------------------------------
EQUITY-RELATED  STOCKSPLUS           S&P 500 stock index derivatives backed      0-1 year          B to Aaa; max       0-20%
FUNDS                                by a portfolio of short-term fixed                            10% below Baa
                                     income securities
                --------------------------------------------------------------------------------------------------------------------
                STOCKSPLUS TOTAL     S&P 500 stock index derivatives backed      1-6 years         B to Aaa; max       0-20%
                RETURN               by a portfolio of short and intermediate                      10% below Baa
                                     maturity fixed income securities
                --------------------------------------------------------------------------------------------------------------------
                INTERNATIONAL        Non-U.S. equity derivatives backed          1-6 years         B to Aaa; max       0-25%(6)
                STOCKSPLUS           by a portfolio of fixed income securities                     10% below Baa
                TR STRATEGY
------------------------------------------------------------------------------------------------------------------------------------

(1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Service, or if unrated, determined by PIMCO to be of comparable quality.
(2) Each Underlying Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3) The percentage limitation relates to euro-denominated securities.
(4) The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(5) The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.
(6) Limitation with respect to the Underlying Fund's fixed income investments. The Underlying Fund may invest without limit in equity securities denominated in non-U.S. currencies.

                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

HOW HAS THE FUND PERFORMED?

   The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

Bar Chart:
CALENDAR YEAR TOTAL RETURNS

2003     15.98%


    During the period shown in the bar chart, the highest quarterly return was 6.21% (2nd Quarter 2003) and the lowest quarterly return was 0.59% (3rd Quarter 2003).

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003
                                                       SINCE
                                        1 YEAR      INCEPTION5
ALL ASSET FUND, INSTITUTIONAL CLASS,
   BEFORE TAXES                         15.98%         20.20%
ALL ASSET FUND, INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS1        14.15%         18.12%
ALL ASSET FUND, INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES1             10.37%         16.00%
LEHMAN GLOBAL REAL: U.S. TIPS:
   1-10 YEAR INDEX2                      7.11%          9.02%
CPI + 500 BASIS POINTS3                  7.08%          7.11%
LIPPER FLEXIBLE PORTFOLIO FUNDS AVG.4   21.39%         13.82%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 Lehman Global Real: U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities with maturities of 1 to 10 years. It is not possible to invest directly in such an unmanaged index.

    3 The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI"). This index reflects seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    4 The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    5   The Fund began operations on 7/31/02.


WHAT ARE THE FUND'S FEES AND EXPENSES?

   These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Institutional Class shares of the Fund:

  SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets, shown as a
  percentage of average daily net assets)
ADVISORY FEE                                   0.20%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES1                                0.05%
UNDERLYING FUND EXPENSES2                      0.60%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.85%

    1   "Other Expenses" reflect an administrative fee of 0.05%.

    2 Underlying Fund Expenses for the Fund are estimated based upon an allocation of the Fund's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Underlying Fund Fees." PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60%. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

    EXAMPLE: The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS   5 YEARS   10 YEARS
   ALL ASSET FUND,
     INSTITUTIONAL CLASS          $87      $271      $471      $1,049


UNDERLYING FUND FEES

   The Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.05%, respectively, based on the average daily net assets attributable to the Fund's Institutional Class shares. The Fund also indirectly pays its proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests. For the Fund, PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.60%.

   The expenses associated with investing in a "fund of funds" are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the Underlying Fund level. The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charge or 12b-1 fees. The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund's assets are allocated from time to time among the Underlying Funds.


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

ANNUAL UNDERLYING FUND EXPENSES

   (Based on the average daily net assets attributable to a Fund's Institutional Class Shares)

                                                                      TOTAL FUND
                                               ADVISORY     OTHER     OPERATING
    UNDERLYING FUND                              FEES     EXPENSES(1)  EXPENSES
--------------------------------------------------------------------------------
    California Intermediate
     Municipal Bond Fund                         0.25%       0.24%       0.49%
--------------------------------------------------------------------------------
    California Municipal Bond Fund               0.25        0.22        0.47
--------------------------------------------------------------------------------
    CommodityRealReturn Strategy Fund            0.49        0.25        0.74
--------------------------------------------------------------------------------
    Convertible Fund                             0.40        0.27        0.67
--------------------------------------------------------------------------------
    Diversified Income Fund                      0.45        0.42        0.87
--------------------------------------------------------------------------------
    Emerging Markets Bond Fund                   0.45        0.42        0.87
--------------------------------------------------------------------------------
    European Convertible Fund                    0.50        0.25        0.75
--------------------------------------------------------------------------------
    Foreign Bond Fund                            0.25        0.25        0.50
--------------------------------------------------------------------------------
    Global Bond Fund                             0.25        0.31        0.56
--------------------------------------------------------------------------------
    Global Bond II Fund                          0.25        0.32        0.57
--------------------------------------------------------------------------------
    GNMA Fund                                    0.25        0.25        0.50
--------------------------------------------------------------------------------
    High Yield Fund                              0.25        0.25        0.50
--------------------------------------------------------------------------------
    International StocksPLUS TR Strategy Fund    0.55        0.86        0.85(2)
--------------------------------------------------------------------------------
    Investment Grade Corporate Bond Fund         0.25        0.26        0.51
--------------------------------------------------------------------------------
    Long-Term U.S. Government Fund               0.25        0.25        0.50
--------------------------------------------------------------------------------
    Low Duration Fund                            0.25        0.18        0.43
--------------------------------------------------------------------------------
    Low Duration Fund II.                        0.25        0.25        0.50
--------------------------------------------------------------------------------
    Low Duration Fund III                        0.25        0.25        0.50
--------------------------------------------------------------------------------
    Moderate Duration Fund                       0.25        0.20        0.45
--------------------------------------------------------------------------------
    Money Market Fund                            0.15        0.20        0.35
--------------------------------------------------------------------------------
    Municipal Bond Fund                          0.25        0.24        0.49
--------------------------------------------------------------------------------
    New York Municipal Bond Fund                 0.25        0.23        0.48
--------------------------------------------------------------------------------
    Real Return Fund                             0.25        0.22        0.47
--------------------------------------------------------------------------------
    Real Return Fund II                          0.25        0.21        0.46
--------------------------------------------------------------------------------
    Real Return Asset Fund                       0.40        0.25        0.65
--------------------------------------------------------------------------------
    RealEstateRealReturn Strategy Fund           0.49        0.88        0.74(3)
--------------------------------------------------------------------------------
    Short Duration Municipal Income Fund         0.20        0.19        0.39
--------------------------------------------------------------------------------
    Short Term Fund                              0.25        0.20        0.45
--------------------------------------------------------------------------------
    StocksPLUS Fund                              0.40        0.25        0.65
--------------------------------------------------------------------------------
    StocksPLUS Total Return Fund                 0.49        0.25        0.74
--------------------------------------------------------------------------------
    Total Return Fund                            0.25        0.18        0.43
--------------------------------------------------------------------------------
    Total Return Fund II                         0.25        0.25        0.50
--------------------------------------------------------------------------------
    Total Return Fund III                        0.25        0.25        0.50
--------------------------------------------------------------------------------
    Total Return Mortgage Fund                   0.25        0.25        0.50
--------------------------------------------------------------------------------

    (1) "Other Expenses" includes administrative fees and other expenses (e.g., organizational expenses, interest expense and pro rata trustee fees) attributable to the Institutional Class shares. For the International StocksPLUS TR Strategy, RealEstateRealReturn Strategy and StocksPLUS Municipal-Backed Funds, "Other Expenses" is based on estimated amounts for the initial fiscal year of each Fund's Institutional Class shares and includes each Fund's organizational expenses.

    (2) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.85% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

    (3) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.74% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

WHO IS THE FUND'S INVESTMENT ADVISER?

   PIMCO, a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660. PIMCO has engaged Research Affiliates, LLC, a California limited liability company, to serve as asset allocation sub-adviser to the Fund. Research Affiliates, LLC was organized in March 2002 and is located at 800 E. Colorado Blvd., 9th Floor, Pasadena, CA 91101.

   The Fund's portfolio is managed by Robert D. Arnott. Mr. Arnott is Chief Executive Officer of Research Affiliates, LLC. Mr. Arnott is also Chairman of First Quadrant, L.P. He has managed the All Asset Fund since its inception in July 2002.

HOW DO I BUY FUND SHARES?

   The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

   You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o  Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o  By sending a fax to our Shareholder Services department at 1-949-725-6830.

o  By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

   The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them. The Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders and therefore may increase the amount of taxes payable by shareholders.

   Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

   The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.



PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

FUND PROFILE

                                         PIMCO CommodityRealReturn Strategy Fund
                                                      Institutional Class Shares
                                                                February 2, 2004

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum real return, consistent with prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The Fund may invest in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. The Fund invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

    The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counter-party to the swap agreement in exchange for paying the counter-party an agreed-upon fee. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other fixed income instruments, including derivative fixed income instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

    The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o COMMODITY RISK: The Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value

PIMCO COMMODITYREALRETURN STRATEGY FUND o INSTITUTIONAL CLASS SHARES than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

Bar Chart:
CALENDAR YEAR TOTAL RETURNS

2003     29.82%

    During the period shown in the bar chart, the highest quarterly return was 12.56% (4th Quarter 2003) and the lowest quarterly return was 4.07% (1st Quarter 2003).

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003
                                                     SINCE
                                       1 YEAR      INCEPTION4
COMMODITYREALRETURN STRATEGY FUND,
   INSTITUTIONAL CLASS, BEFORE TAXES    29.82%       37.28%
COMMODITYREALRETURN STRATEGY FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS1        25.73%       31.98%
COMMODITYREALRETURN STRATEGY FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES1             19.36%       28.72%
DOW JONES - AIG COMMODITY
   TOTAL RETURN INDEX2                  23.93%       24.14%
LIPPER SPECIALTY/ MISCELLANEOUS AVG.3   31.18%       11.09%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 Dow Jones - AIG Commodity Total Return is an unmanaged index composed of futures contacts on 20 physical commodities and is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    3 The Lipper Specialty/Miscellaneous Average is a total return performance average of Funds tracked by Lipper, Inc. that limit their investments to a specific industry (e.g., transportation, retailing, or paper, etc.) or ones that have not been classified into an existing investment objective. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    4 The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

  SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE1                                0.25%
  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets, shown as a
  percentage of average daily net assets)
ADVISORY FEE                                   0.49%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES 2                               0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.74%

    1 The Trust may waive this fee for redemptions received directly from the Trust, prior to 1:00 p.m. Eastern time, from shareholders that hold their shares directly with the Trust. The Trust may eliminate or modify these waivers at any time.

    2   "Other Expenses" reflect an administrative fee of 0.25%.

    EXAMPLE: The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.

                                                             (Continued on back)

            PIMCO COMMODITYREALRETURN STRATEGY FUND o INSTITUTIONAL CLASS SHARES

                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
   COMMODITYREALRETURN
     STRATEGY FUND, INSTITUTIONAL
     CLASS                            $76      $237      $411       $918

SPECIAL REDEMPTION AND EXCHANGE FEE

     The Fund imposes a fee of 0.25%, payable to the Fund, on redemption and exchange orders. The Trust will waive the fee on any redemption or exchange order received directly by the Trust, prior to 1:00 p.m. Eastern time, from shareholders that hold their shares directly with the Trust. Redemptions and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the redemption fee against such shareholders will not be subject to the redemption fee. The Trust may eliminate or modify the redemption fee or waivers at any time.

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992. He has managed the CommodityRealReturn Strategy Fund since its inception in June 2002.

HOW DO I BUY FUND SHARES?

   The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-949-725-6830.

o   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital. Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO COMMODITYREALRETURN STRATEGY FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                PIMCO Emerging Markets Bond Fund
                                                      Institutional Class Shares
                                                                February 2, 2004

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 80% OF ITS ASSETS IN FIXED INCOME INSTRUMENTS of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. Dollar. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, IS NOT EXPECTED TO EXCEED EIGHT YEARS. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

    PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

    The Fund may invest substantially all of its total assets in high yield securities ("junk bonds") subject to a maximum of 15% of its assets in securities rated below B by Moody's or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), and may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.


PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

Bar Chart:

CALENDAR YEAR TOTAL RETURNS

1998     -11.76%
1999      26.58%
2000      14.59%
2001      28.17%
2002      12.83%
2003      32.54%

    During the period shown in the bar chart, the highest quarterly return was 17.02% (4th Quarter 2002) and the lowest quarterly return was -21.05% (3rd Quarter 1998).

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003
                                                                SINCE
                                          1 YEAR    5 YEAR   INCEPTION4

EMERGING MARKETS BOND FUND,
   INSTITUTIONAL CLASS, BEFORE TAXES      32.54%     22.69%    14.50%
EMERGING MARKETS BOND FUND,
   INSTITUTIONAL CLASS, AFTER TAXES
   ON DISTRIBUTIONS1                      26.05%     16.73%     9.11%
EMERGING MARKETS BOND FUND,
   INSTITUTIONAL CLASS, AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF
   FUND SHARES1                           21.25%     15.86%     8.89%
J.P. MORGAN EMERGING MARKETS
   BOND INDEX GLOBAL2                     25.65%     15.40%     9.28%
LIPPER EMERGING MARKET DEBT
   FUND AVG.3                             30.07%     17.69%     8.61%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 The J.P. Morgan Emerging Markets Bond Index Global is an unmanaged index which tracks the total return of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    3 The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges or taxes.

    4   The Fund began operations on 7/31/97.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a
    percentage of average daily net assets)
ADVISORY FEE                                   0.45%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES1                                0.42%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.87%

    1 "Other Expenses" reflect an administrative fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.85%. Interest expense is generally incurred as a result of investment management activities.

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                  1 YEAR   3 YEARS  5 YEARS    10 YEARS
   EMERGING MARKETS BOND FUND,
     INSTITUTIONAL CLASS            $89      $278     $482      $1,073


                                                             (Continued on back)

                   PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by Mohamed A. El-Erian. Mr. El-Erian is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1999, and has been involved with emerging markets and international investments since 1983. He has managed the Emerging Markets Bond Fund since August 1999.

HOW DO I BUY FUND SHARES?

   The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Administrative Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-949-725-6830.

o   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                         PIMCO Foreign Bond Fund
                                                      Institutional Class Shares
                                                                February 2, 2004

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 80% OF ITS ASSETS IN FIXED INCOME INSTRUMENTS OF ISSUERS LOCATED OUTSIDE THE UNITED STATES, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

    PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund NORMALLY VARIES WITHIN A THREE- TO SEVEN-YEAR TIME FRAME. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

    The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

 WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: The Fund may experience more rapid and extreme changes in value than a Fund that invests in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those


PIMCO FOREIGN BOND FUND o INSTITUTIONAL CLASS SHARES currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

Bar Chart:

CALENDAR YEAR TOTAL RETURNS

1994                       -7.30%
1995                       21.22%
1996                       18.89%
1997                        9.60%
1998                       10.03%
1999                        1.56%
2000                        9.86%
2001                        8.96%
2002                        7.67%
2003                        3.56%



    During the period shown in the bar chart, the highest quarterly return was 7.23% (4th Quarter 1995) and the lowest quarterly return was -4.22% (1st Quarter 1994).

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003

                                1 YEAR       5 YEAR       10 YEAR
FOREIGN BOND FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES                  3.56%        6.27%        8.12%
FOREIGN BOND FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON
   DISTRIBUTIONS1                2.07%        3.76%        4.79%
FOREIGN BOND FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON
   DISTRIBUTIONS AND
   SALE OF FUND SHARES1          2.71%        3.80%        4.82%
J.P. MORGAN NON-U.S.
   INDEX (HEDGED)2               1.98%        5.41%        7.41%
LIPPER INTERNATIONAL INCOME
   FUND AVG.3                   15.50%        5.84%        6.76%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    3 The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges or taxes.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES1                                0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.50%

    1   "Other Expenses" reflect an administrative fee of 0.25%.

                                                             (Continued on back)


                            PIMCO FOREIGN BOND FUND o INSTITUTIONAL CLASS SHARES

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS  5 YEARS  10 YEARS
   FOREIGN BOND FUND,
     INSTITUTIONAL CLASS          $51      $160     $280      $628

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by Sudi Mariappa. Mr. Mariappa is a Managing Director and head of global portfolio management, with responsibility for overseeing PIMCO's new trading and portfolio management group. He joined PIMCO in 2000 as a Portfolio Manager. Prior to joining PIMCO, he served as a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-Term Capital Management as a strategist from 1995-1998. He has managed the Foreign Bond Fund since November 2000.

HOW DO I BUY FUND SHARES?

    The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-949-725-6830.

o   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO FOREIGN BOND FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                           PIMCO High Yield Fund
                                                      Institutional Class Shares
                                                                February 2, 2004

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 80% OF ITS ASSETS IN A DIVERSIFIED PORTFOLIO OF HIGH YIELD SECURITIES ("junk bonds") rated below investment grade but RATED AT LEAST B BY MOODY'S OR S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Fund NORMALLY VARIES WITHIN A TWO- TO SIX-YEAR TIME frame based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund may invest up to 15% of its total assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

    The Fund may invest up to 25% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), and may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S.


PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

Bar Chart:

CALENDAR YEAR TOTAL RETURNS

1994                        2.39%
1995                       20.68%
1996                       11.68%
1997                       13.21%
1998                        6.54%
1999                        2.82%
2000                       -0.44%
2001                        4.99%
2002                       -0.85%
2003                       23.70%

    During the period shown in the bar chart, the highest quarterly return was 8.83% (4th Quarter 2002) and the lowest quarterly return was -4.92% (2nd Quarter 2002).

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003

                                1 YEAR       5 YEAR       10 YEAR
HIGH YIELD FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES          23.70%        5.68%        8.17%
HIGH YIELD FUND, INSTITUTIONAL
   CLASS, AFTER TAXES
   ON DISTRIBUTIONS1            20.47%        2.31%        4.50%
HIGH YIELD FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF FUND SHARES1              15.22%        2.67%        4.64%
MERRILL LYNCH U.S. HIGH
   YIELD BB-B RATED INDEX2      22.95%        4.75%        6.88%
LIPPER HIGH CURRENT
   YIELD FUND AVG.3             24.29%        3.56%        4.97%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 The Merrill Lynch U.S. High Yield BB-B Rated Index, is an unmanaged index of bonds rated BB and B by Moody's or S&P. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    3 The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges or taxes.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES1                                0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.50%

    1   "Other Expenses" reflect an administrative fee of 0.25%.

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The


                                                             (Continued on back)


                              PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES

    Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS  5 YEARS  10 YEARS
   HIGH YIELD FUND,
     INSTITUTIONAL CLASS          $51      $160     $280      $628

 WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by Raymond Kennedy. Mr. Kennedy is a Managing Director of PIMCO. He joined PIMCO as a Credit Analyst in 1996 and has managed fixed income accounts for various institutional clients and Funds since that time. He has been a manager of the High Yield Fund since April 2002.

HOW DO I BUY FUND SHARES?

    The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

    o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

    o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

    o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

    o   Sending a written request by mail to PIMCO Funds.

    o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

    o By sending a fax to our Shareholder Services department at 1-949-725-6830.

    o   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

    o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

    o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

    o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO FUNDS
840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                         PIMCO Low Duration Fund
                                                      Institutional Class Shares
                                                                February 2, 2004

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 65% OF ITS TOTAL ASSETS IN A DIVERSIFIED PORTFOLIO OF FIXED INCOME INSTRUMENTS of varying maturities. The average portfolio duration of this Fund NORMALLY VARIES WITHIN A ONE- TO THREE-YEAR TIME FRAME based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

    The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.


PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

Bar Chart:

CALENDAR YEAR TOTAL RETURNS

1994                       0.63%
1995                      11.93%
1996                       6.14%
1997                       8.24%
1998                       7.16%
1999                       2.97%
2000                       7.70%
2001                       8.00%
2002                       7.66%
2003                       2.97%

    During the period shown in the bar chart, the highest quarterly return was 3.63% (2nd Quarter 1995) and the lowest quarterly return was -0.32% (1st Quarter 1994).

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003

                          1 YEAR       5 YEAR       10 YEAR
LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES            2.97%        5.83%        6.29%
LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON
   DISTRIBUTIONS1          1.82%        3.60%        3.80%
LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON
   DISTRIBUTIONS AND
   SALE OF FUND SHARES1    1.93%        3.57%        3.79%
MERRILL LYNCH 1-3 YEAR
   TREASURY INDEX2         1.90%        5.37%        5.68%
LIPPER SHORT INVESTMENT
   GRADE DEBT FUND AVG.3   2.51%        4.95%        5.15%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    3 The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES1                                0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.43%

    1   "Other Expenses" reflect an administrative fee of 0.18%.


                                                             (Continued on back)


                            PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS  5 YEARS  10 YEARS
   LOW DURATION FUND,
     INSTITUTIONAL CLASS         $44      $138     $241      $542

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has managed the Low Duration Fund since its inception in May 1987.

HOW DO I BUY FUND SHARES?

   The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-949-725-6830.

o   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                    PIMCO Real Return Asset Fund
                                                      Institutional Class Shares
                                                                February 2, 2004

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about
                                             the Fund, including a more detailed
                                             description of the risks associated
                                             with investing in the Fund that you
                      may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum real return, consistent with prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks its investment objective by investing under normal circumstances AT LEAST 80% OF ITS NET ASSETS IN INFLATION-INDEXED BONDS of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. INFLATION-INDEXED BONDS are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "REAL RETURN"equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

    DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("REAL DURATION") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Lehman U.S. Treasury Inflation Notes 10+ Years Index, which as of December 31, 2003 was 10.64 years.

    The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non- diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or


PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

Bar Chart:

CALENDAR YEAR TOTAL RETURNS

2002                       23.37%
2003                       13.01%

    During the period shown in the bar chart, the highest quarterly return was 10.63% (3rd Quarter 2002) and the lowest quarterly return was -0.14% (1st Quarter 2003).

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003
                                                     SINCE
                                        1 YEAR     INCEPTION4
REAL RETURN ASSET FUND,
   INSTITUTIONAL CLASS, BEFORE TAXES    13.01%       13.83%
REAL RETURN ASSET FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS1        10.33%       11.42%
REAL RETURN ASSET FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES1              8.67%       10.42%
LEHMAN U.S. TREASURY INFLATION NOTES:
   10+ YEAR INDEX2                      11.91%       14.81%
INTERMEDIATE U.S. TREASURY AVG.3         7.11%        8.22%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 Lehman U.S. Treasury Inflation Notes: 10+ Year is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities with maturities of over 10 years. It is not possible to invest directly in such an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

    3 The Lipper Intermediate U.S. Treasury Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. Treasury bills, notes and bonds with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

    4 The Fund began operations on 11/12/01. Index comparisons began on 11/30/01.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE1                                  0.40%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES2                                0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.65%

    1 Effective October 1, 2002, the Fund's advisory fee was reduced by 0.10%, to 0.40% per annum.

    2   "Other Expenses" reflect an administrative fee of 0.25%.

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses

                                                             (Continued on back)

                       PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS  5 YEARS  10 YEARS
   REAL RETURN ASSET FUND,
     INSTITUTIONAL CLASS          $66      $208     $362      $810

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992. He has managed the Real Return Asset Fund since its inception in November 2001.

HOW DO I BUY FUND SHARES?

    The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-949-725-6830.

o   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                          PIMCO Real Return Fund
                                                      Institutional Class Shares
                                                                February 2, 2004

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks its investment objective by investing under normal circumstances AT LEAST 80% OF ITS NET ASSETS IN INFLATION-INDEXED BONDS of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. INFLATION-INDEXED BONDS are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "REAL RETURN"equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

    DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("REAL DURATION") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of December 31, 2003 was 7.30 years.

    The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.


PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

Bar Chart:

CALENDAR YEAR TOTAL RETURNS

1998                       5.21%
1999                       5.72%
2000                      13.48%
2001                       8.70%
2002                      17.06%
2003                       8.50%



    During the period shown in the bar chart, the highest quarterly return was 7.71% (3rd Quarter 2002) and the lowest quarterly return was -1.26% (4th Quarter 2001).

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003
                                                               SINCE
                                       1 YEAR     5 YEAR     INCEPTION4
REAL RETURN FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES                  8.50%     10.62%       8.98%
REAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES
   ON DISTRIBUTIONS1                    5.97%      7.74%       6.23%
REAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE OF
   FUND SHARES1                         6.02%      7.36%       6.00%
LEHMAN GLOBAL REAL:
   U.S. TIPS INDEX2                     8.40%      9.57%       7.81%
LIPPER INTERMEDIATE
   U.S. TREASURY AVG.3                  7.11%      8.68%       7.68%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 The Lehman Global Real: U.S. Tips Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. Performance information for the index prior to October 1997 is based on the performance information of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    3 The Lipper Intermediate U.S. Treasury Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. Treasury bills, notes and bonds with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

    4 The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES1                                0.22%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.47%

    1 "Other Expenses" reflect an administrative fee of 0.20% and interest expense. Total Annual Fund Operating Expenses excluding interest expense are 0.45%. Interest expense is generally incurred as a result of investment management activities.

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also

                                                             (Continued on back)


                             PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES
    assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS  5 YEARS  10 YEARS
   REAL RETURN FUND,
     INSTITUTIONAL CLASS          $48      $151     $263      $591

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992. He has managed the Real Return Bond Fund since its inception in January 1997.

HOW DO I BUY FUND SHARES?

    The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-949-725-6830.

o   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                       PIMCO Real Return Fund II
                                                      Institutional Class Shares
                                                                February 2, 2004

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks its investment objective by investing under normal circumstances AT LEAST 80% OF ITS NET ASSETS IN INFLATION-INDEXED BONDS of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. INFLATION-INDEXED BONDS are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "REAL RETURN"equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

    DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of December 31, 2003 was 7.30 years. The Fund may not invest more than 2.5% of its total assets in the securities of a single issuer, except U.S. Government Securities.

    The Fund may invest only in investment grade U.S. dollar-denominated securities that are rated at least Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest more than 1% of its total assets in the securities of a single issuer that is rated Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of non-U.S. issuers.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may not enter into contracts to purchase securities on a forward basis with respect to more than 50% of its total assets.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.


PIMCO REAL RETURN FUND II o INSTITUTIONAL CLASS SHARES

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

Bar Chart:

CALENDAR YEAR TOTAL RETURNS

2003    8.10%

    During the period shown in the bar chart, the highest quarterly return was 3.79% (2nd Quarter 2003) and the lowest quarterly return was 0.19% (3rd Quarter 2003).

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003
                                                     SINCE
                                         1 YEAR    INCEPTION4
REAL RETURN FUND II, INSTITUTIONAL
   CLASS, BEFORE TAXES                    8.10%      12.61%
REAL RETURN FUND II, INSTITUTIONAL
   CLASS, AFTER TAXES
   ON DISTRIBUTIONS1                      6.29%       9.94%
REAL RETURN FUND II, INSTITUTIONAL
   CLASS, AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES1               5.24%       9.13%
LEHMAN GLOBAL REAL: U.S. TIPS INDEX2      8.40%      12.29%
LIPPER INTERMEDIATE U.S. TREASURY AVG.3   7.11%      11.18%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 The Lehman Global Real: U.S. Tips Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    3 The Lipper Intermediate U.S. Treasury Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. Treasury bills, notes and bonds with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

    4   The Fund began operations on 2/28/02.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES1                                0.21%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.46%

    1 "Other Expenses" reflect an administrative fee of 0.20% and interest expense. Total Annual Fund Operating Expenses excluding interest expense are 0.45%. Interest expense is generally incurred as a result of investment management activities.

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                        1 YEAR    3 YEARS  5 YEARS  10 YEARS
   REAL RETURN FUND II,
     INSTITUTIONAL CLASS                  $47      $148     $258      $579


                                                             (Continued on back)


                          PIMCO REAL RETURN FUND II o INSTITUTIONAL CLASS SHARES

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992. He has managed the Real Return Fund II since its inception in February 2002.

HOW DO I BUY FUND SHARES?

    The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-949-725-6830.

o   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com
PIMCO Advisors Distributors LLC is the Fund's Distributor


PIMCO REAL RETURN FUND II o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                           PIMCO StocksPLUS Fund
                                                      Institutional Class Shares
                                                                February 2, 2004

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks total return which exceeds that of the S&P 500.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances SUBSTANTIALLY ALL OF ITS ASSETS IN S&P 500 DERIVATIVES, BACKED BY A PORTFOLIO OF FIXED INCOME INSTRUMENTS. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is NORMALLY NOT EXPECTED TO EXCEED ONE YEAR. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

    The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

    Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange-traded funds based on the S&P 500, such as Standard & Poor's Depository Receipts.

    Assets not invested in equity securities or derivatives may be invested in fixed income instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Equity securities generally have greater price volatility than fixed income securities. Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

PIMCO STOCKSPLUS FUND o INSTITUTIONAL CLASS SHARES

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

Bar Chart:

CALENDAR YEAR TOTAL RETURNS

1994                        2.92%
1995                       40.51%
1996                       23.07%
1997                       32.85%
1998                       28.33%
1999                       20.13%
2000                       -8.22%
2001                      -11.47%
2002                      -19.88%
2003                       29.63%

    During the period shown in the bar chart, the highest quarterly return was 21.45% (4th Quarter 2001) and the lowest quarterly return was -16.70% (3rd Quarter 2002).

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003
                                        1 YEAR      5 YEAR      10 YEAR
STOCKSPLUS FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES                         29.63%       0.27%       11.89%
STOCKSPLUS FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS1        27.62%      -2.04%        7.53%
STOCKSPLUS FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES1             19.22%      -0.95%        7.77%
S&P 500 INDEX2                          28.68%      -0.57%       11.07%
LIPPER LARGE-CAP CORE
   FUND AVG.3                           25.59%      -1.78%        8.73%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    3 The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges or taxes.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.40%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES1                                0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.65%

    1   "Other Expenses" reflect an administrative fee of 0.25%.


                                                             (Continued on back)


                              PIMCO STOCKSPLUS FUND o INSTITUTIONAL CLASS SHARES

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS  5 YEARS  10 YEARS
   STOCKSPLUS FUND,
     INSTITUTIONAL CLASS          $66      $208     $362      $810

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by a team led by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has led the team managing the StocksPLUS Fund since January, 1998.

HOW DO I BUY FUND SHARES?

    The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.


HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-949-725-6830.

o   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO STOCKSPLUS FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                                PIMCO StocksPLUS
                                                               Total Return Fund
                                                      Institutional Class Shares
                                                                February 2, 2004

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks total return which exceeds that of the S&P 500.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances SUBSTANTIALLY ALL OF ITS ASSETS IN S&P 500 DERIVATIVES, BACKED BY A PORTFOLIO OF FIXED INCOME INSTRUMENTS. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

    The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

    Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange-traded funds based on the S&P 500, such as Standard & Poor's Depository Receipts.

    Assets not invested in equity securities or derivatives may be invested in fixed income instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

    The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Equity securities generally have greater price volatility than fixed income securities. Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can


PIMCO STOCKSPLUS TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

Bar Chart:

CALENDAR YEAR TOTAL RETURNS

2003        30.47%

    During the period shown in the bar chart, the highest quarterly return was 17.34% (2nd Quarter 2003) and the lowest quarterly return was -2.28% (3rd Quarter 2003).

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003
                                                    SINCE
                                       1 YEAR     INCEPTION4
STOCKSPLUS TOTAL RETURN FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES                        30.47%       15.07%
STOCKSPLUS TOTAL RETURN FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS1       29.30%       14.07%
STOCKSPLUS TOTAL RETURN FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES1            20.27%       12.37%
S&P 500 INDEX2                         28.68%       10.02%
LIPPER LARGE-CAP CORE
   FUND AVG.3                          25.59%        7.62%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    3 The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges or taxes.

    4   The Fund began operations on 7/31/02.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.49%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES1                                0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.74%

    1   "Other Expenses" reflect an administrative fee of 0.25%.


                                                             (Continued on back)


                 PIMCO STOCKSPLUS TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

    EXAMPLE: The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.

                       1 YEAR    3 YEARS  5 YEARS  10 YEARS
   STOCKSPLUS TOTAL
     RETURN FUND,
     INSTITUTIONAL CLASS $76      $237     $411      $918

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by a team led by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He leads a team managing the StocksPLUS Total Return Fund.

HOW DO I BUY FUND SHARES?

    The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

    o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

    o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

    o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

    o   Sending a written request by mail to PIMCO Funds.

    o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

    o By sending a fax to our Shareholder Services department at 1-949-725-6830.

    o   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO STOCKSPLUS TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                         PIMCO Total Return Fund
                                                     Administrative Class Shares
                                                                February 2, 2004

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHATIS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 65% OF ITS TOTAL ASSETS IN A DIVERSIFIED PORTFOLIO OF FIXED INCOME INSTRUMENTS of varying maturities. The average portfolio duration of this Fund NORMALLY VARIES WITHIN A THREE- TO SIX-YEAR TIME FRAME based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

    The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Administrative Class shares net of fees. For periods prior to the inception date of the Administrative Class (9/8/94), performance information is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance, before and after taxes, is no guarantee of future results.

Bar Chart:

CALENDAR YEAR TOTAL RETURNS

1994                       -3.81%
1995                       19.38%
1996                        4.53%
1997                        9.89%
1998                        9.50%
1999                       -0.53%
2000                       11.81%
2001                        9.22%
2002                        9.91%
2003                        5.30%

    During the period shown in the bar chart, the highest quarterly return was 6.43% (3rd Quarter 2001) and the lowest quarterly return was -2.74% (1st Quarter 1994).

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003
                                       1 YEAR     5 YEAR      10 YEAR
TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, BEFORE TAXES                  5.30%      7.05%       7.34%
TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS1                       3.64%      4.50%       4.56%
TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF FUND SHARES1                      3.51%      4.44%       4.53%
LEHMAN BROTHERS AGGREGATE
   BOND INDEX2                          4.10%      6.62%       6.95%
LIPPER INTERMEDIATE INVESTMENT
   GRADE DEBT FUND AVG.3                4.55%      5.82%       6.17%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    3 The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       0.25%
OTHER EXPENSES1                                0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.68%

    1   "Other Expenses" reflect an administrative fee of 0.18%.


                                                             (Continued on back)

                           PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                               1 YEAR   3 YEARS  5 YEARS  10 YEARS
   TOTAL RETURN FUND,
     ADMINISTRATIVE CLASS       $69      $218     $379      $847

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has the Total Return Fund since its inception on May 11, 1987.

HOW DO I BUY FUND SHARES?

    The minimum initial investment to open an account directly with the Fund is $5 million. You may purchase Fund shares in one of the following ways:

    o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

    o Exchanging Administrative Class shares in any amount from another PIMCO Funds account.

    o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

   You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-949-725-6830.

o   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES

                                                                    FUND PROFILE

                                                         PIMCO Total Return Fund
                                                      Institutional Class Shares
                                                                February 2, 2004

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 65% OF ITS TOTAL ASSETS IN A DIVERSIFIED PORTFOLIO OF FIXED INCOME INSTRUMENTS of varying maturities. The average portfolio duration of this Fund NORMALLY VARIES WITHIN A THREE- TO SIX-YEAR TIME FRAME based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

    The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.


PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

Bar Chart:

CALENDAR YEAR TOTAL RETURNS

1994                       -3.58%
1995                       19.77%
1996                        4.69%
1997                       10.16%
1998                        9.76%
1999                       -0.28%
2000                       12.09%
2001                        9.49%
2002                       10.20%
2003                        5.56%


    During the period shown in the bar chart, the highest quarterly return was 6.49% (3rd Quarter 2001) and the lowest quarterly return was -2.69% (1st Quarter 1994).

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003
                                        1 YEAR     5 YEAR      10 YEAR
TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES                   5.56%      7.32%       7.61%
TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES
   ON DISTRIBUTIONS1                     3.81%      4.66%       4.72%
TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE OF
   FUND SHARES1                          3.68%      4.60%       4.69%
LEHMAN BROTHERS AGGREGATE
   BOND INDEX2                           4.10%      6.62%       6.95%
LIPPER INTERMEDIATE INVESTMENT
   GRADE DEBT FUND AVG.3                 4.55%      5.82%       6.17%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    3 The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES1                                0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.43%

    1   "Other Expenses" reflect an administrative fee of 0.18%.

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in


                                                             (Continued on back)


                            PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                 1 YEAR    3 YEARS  5 YEARS  10 YEARS
   TOTAL RETURN FUND,
     INSTITUTIONAL CLASS           $44      $138     $241      $542

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has the Total Return Fund since its inception on May 11, 1987.

HOW DO I BUY FUND SHARES?

   The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-949-725-6830.

o   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES